Property, Plants and Equipment, Net (Details) - Schedule of Property, Plants and Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plants and Equipment, Net (Details) - Schedule of Property, Plants and Equipment [Line Items]
Cost, Balance of beginning	$ 192,709	$ 198,095
Accumulated depreciation:
Accumulated depreciation, Beginning	137,738	141,209
Entrance to consolidation	5,303	4,939
Purchases	16,303	22,455
Disposals	(21,410)	(11,738)
Loss of Control		(2,021)
Exchange rate differences from translation of foreign operations	(4,401)	(19,021)
Cost, Balance of ending	188,504	192,709
Entrance to consolidation	2,735	3,517
Depreciation	18,513	18,527
Disposals	(20,312)	(10,936)
Loss of Control		(1,279)
Exchange rate differences from translation of foreign operations	(3,101)	(13,300)
Accumulated depreciation, Ending	135,573	137,738
Depreciated cost	52,931	54,971
Computers, furniture and equipment [Member]
Property, Plants and Equipment, Net (Details) - Schedule of Property, Plants and Equipment [Line Items]
Cost, Balance of beginning	139,977	145,333
Accumulated depreciation:
Accumulated depreciation, Beginning	105,874	108,762
Entrance to consolidation	3,215	4,024
Purchases	12,402	17,298
Disposals	(15,564)	(10,735)
Loss of Control		(684)
Exchange rate differences from translation of foreign operations	(2,970)	(15,259)
Cost, Balance of ending	137,060	139,977
Entrance to consolidation	2,002	2,803
Depreciation	13,500	14,709
Disposals	(15,224)	(10,287)
Loss of Control		(308)
Exchange rate differences from translation of foreign operations	(2,201)	(9,805)
Accumulated depreciation, Ending	103,951	105,874
Depreciated cost	33,109	34,103
Leasehold improvements [Member]
Property, Plants and Equipment, Net (Details) - Schedule of Property, Plants and Equipment [Line Items]
Cost, Balance of beginning	42,816	41,911
Accumulated depreciation:
Accumulated depreciation, Beginning	24,762	25,444
Entrance to consolidation	2,051	453
Purchases	3,160	4,675
Disposals	(3,746)	(418)
Loss of Control		(1,337)
Exchange rate differences from translation of foreign operations	(1,149)	(2,468)
Cost, Balance of ending	43,132	42,816
Entrance to consolidation	709	388
Depreciation	4,223	2,834
Disposals	(3,490)	(242)
Loss of Control		(971)
Exchange rate differences from translation of foreign operations	(669)	(2,691)
Accumulated depreciation, Ending	25,535	24,762
Depreciated cost	17,597	18,054
Motor vehicles [Member]
Property, Plants and Equipment, Net (Details) - Schedule of Property, Plants and Equipment [Line Items]
Cost, Balance of beginning	7,497	8,305
Accumulated depreciation:
Accumulated depreciation, Beginning	4,844	4,673
Entrance to consolidation	12	351
Purchases	278	368
Disposals	(1,990)	(560)
Loss of Control
Exchange rate differences from translation of foreign operations	(235)	(967)
Cost, Balance of ending	5,562	7,497
Entrance to consolidation	3	219
Depreciation	693	909
Disposals	(1,488)	(384)
Loss of Control
Exchange rate differences from translation of foreign operations	(172)	(573)
Accumulated depreciation, Ending	3,880	4,844
Depreciated cost	1,682	2,653
Software [Member]
Property, Plants and Equipment, Net (Details) - Schedule of Property, Plants and Equipment [Line Items]
Cost, Balance of beginning	2,419	2,546
Accumulated depreciation:
Accumulated depreciation, Beginning	2,258	2,330
Entrance to consolidation	25	111
Purchases	463	114
Disposals	(110)	(25)
Loss of Control
Exchange rate differences from translation of foreign operations	(47)	(327)
Cost, Balance of ending	2,750	2,419
Entrance to consolidation	21	107
Depreciation	97	75
Disposals	(110)	(23)
Loss of Control
Exchange rate differences from translation of foreign operations	(59)	(231)
Accumulated depreciation, Ending	2,207	2,258
Depreciated cost	$ 543	$ 161